Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 — RELATED PARTY TRANSACTIONS

Promissory Notes — Related Party

On April 20, 2021, the Company entered a promissory note with its Sponsor for principal amount received of $300,000 to be used for a portion of the expenses of the IPO. The note was non-interest bearing, unsecured and payable on the earlier of: (i) December 31, 2022 or (ii) the date on which the Company consummated the IPO. As of March 31, 2023, there was a zero balance outstanding under the note.

On August 5 and November 1 of 2022, the Company entered a promissory notes with its Sponsor of principal amounts received of $573,392 for each note to extend the time available for the company to consummate its initial business combination. The notes are non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination.

On February 10 and March 10 of 2023, the Company entered a promissory notes with its Sponsor of principal amounts received of $87,500 for each note to extend the time available for the company to consummate its initial business combination. The notes are non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination.

In the event that an Initial Business Combination does not close prior to June 12, 2023 (or later if the period of time to consummate an Initial Business Combination is extended), the notes shall be deemed terminated and no amounts will be owed. As of March 31, 2023, there was $1,321,784 outstanding in the aggregate under the notes.

Convertible Promissory Notes — Related Party

During 2022, the Company entered into four convertible promissory notes with its Sponsor for aggregate principal amounts received of $1,250,000 (the “2022 Convertible Promissory Notes”). The first convertible promissory note of $300,000 was used for a portion of the expenses of the IPO. The remaining borrowings were used for operating expenses. All of the notes are non-interest bearing, unsecured and payable on the date the Company consummates a Business Combination. In the event that a Business Combination does not close prior to June 12, 2023 (or up to August 12, 2023 if the period of time to consummate an Initial Business Combination is extended), the notes shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amounts into private units of the Company at a conversion price of $10.00 per unit. As of March 31, 2023, there was $1,250,000 outstanding under the 2022 Convertible Promissory Notes.

During the first quarter of 2023, the Company entered into convertible promissory notes with its Sponsor of aggregate principal amounts of $350,000 to be used for operating expenses (the “2023” Convertible Promissory Notes”). The 2023 Convertible Promissory Notes carry the same terms as the 2022 Convertible Promissory Notes. As of March 31, 2023, there was $350,000 outstanding under the 2023 Convertible Promissory Notes.

Administrative and Support Services

The Company entered into an administrative services agreement pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, administrative and support services, which the Company records as operating expense on its statements of operations. Upon the completion of the Initial Business Combination or our liquidation, the Company will cease paying these monthly fees. The Company recorded $30,000 related to these fees during the three months ended March 31, 2023 and 2022. As of March 31, 2023 and December 31, 2022, the Company owed the Sponsor $40,000 and $10,000, respectively, under this agreement.

NOTE 4 — RELATED PARTY TRANSACTIONS

Sponsor Shares

On April 12, 2021, the Company’s sponsor, Abri Ventures purchased 1,437,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000.

Private Units

On August 12, 2021, our Sponsor purchased an aggregate of 276,250 Private Units in a private placement that closed simultaneously with the closing of IPO. The Private Units are comprised of one share of common stock and one redeemable warrant, each exercisable to purchase one share of common stock at $11.50 per share and are otherwise identical to the public warrants in the IPO.

On August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480.

All of the proceeds we received from this private placement of units were added to the proceeds from the IPO to pay for the expenses of the IPO and to be held in the Trust Account. If we do not complete our Initial Business Combination within 12 months from the closing of this IPO (or up to 18 months), the proceeds of the sale of the Private Units will be used to fund the redemption of our public shares (subject to the requirements of applicable law) and the Private Units and underlying warrants will be worthless.

Promissory Note — Related Party

On April 20, 2021, the Company entered a promissory note with its Sponsor for principal amount received of $300,000 to be used for a portion of the expenses of the IPO. The note was non-interest bearing, unsecured and payable on the earlier of: (i) December 31, 2022 or (ii) the date on which the Company consummated the IPO. As of December 31, 2022, there was a zero balance outstanding under the note.

On August 5, 2022, the Company entered a promissory note with its Sponsor of principal amount received of $573,392 to extend the time available for the company to consummate its initial business combination. The note was non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination.

On November 1, 2022, the Company entered a promissory note with its Sponsor of principal amount received of $573,392 to extend the time available for the company to consummate its initial business combination. The note was non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination.

In the event that an Initial Business Combination does not close prior to April 12, 2023 (or later if the period of time to consummate an Initial Business Combination is extended), both notes shall be deemed terminated and no amounts will be owed. As of December 31, 2022, there was $1,146,784 outstanding in the aggregate under both notes.

Convertible Promissory Notes — Related Party

On March 8, 2022, the Company entered a convertible promissory note with its Sponsor for principal amount received of $300,000 to be used for a portion of the expenses of the IPO. The note was non-interest bearing, unsecured and payable on the date the Company consummates a Business Combination. In the event that a Business Combination did not close prior to April 12, 2023 (or up to later if the period of time to consummate an Initial Business Combination is extended), the note shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amount into private units of the Company at a conversion price of $10.00 per unit. As of December 31, 2022, there was $300,000 outstanding under the note.

On April 4, 2022, the Company entered a convertible promissory note with its Sponsor of principal amount received of $500,000 to be used for operating expenses. The note was non-interest bearing, unsecured and payable on the date the Company consummates a Business Combination. In the event that a Business Combination did not close prior to August 12, 2022 (or up to February 12, 2023, if the period of time to consummate an Initial Business Combination is extended), the note shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amount into private units of the Company at a conversion price of $10.00 per unit. As of December 31, 2022, there was $500,000 outstanding under the note.

On August 26, 2022, the Company entered a convertible promissory note with its Sponsor of principal amount received of $300,000 to be used for operating expenses. The note was non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination. In the event that an Initial Business Combination does not close prior to February 12, 2023 (or up to August 12, 2023, if the period of time to consummate an Initial Business Combination is extended), the note shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amount into private units of the Company at a conversion price of $10.00 per unit. As of December 31, 2022, there was $300,000 outstanding under the note.

On November 22, 2022, the Company entered a convertible promissory note with its Sponsor of principal amount received of $150,000 to be used for operating expenses. The note was non-interest bearing, unsecured and payable on the date the Company consummates an Initial Business Combination. In the event that an Initial Business Combination does not close prior to February 12, 2023 (or up to August 12, 2023, if the period of time to consummate an Initial Business Combination is extended), the note shall be deemed terminated and no amounts will be owed. At any time, up to a day prior to the closing of an Initial Business Combination, the holder may convert the principal amount into private units of the Company at a conversion price of $10.00 per unit. As of December 31, 2022, there was $150,000 outstanding under the note.

Administrative and Support Services

The Company entered into an administrative services agreement pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, administrative and support services, which the Company records as operating expense on its statements of operations. Upon the completion of the Initial Business Combination or our liquidation, the Company will cease paying these monthly fees. The Company recorded $120,000 and $90,000 related to these fees during the year ended December 31, 2022 and the period from March 18, 2021 (inception) to December 31, 2021, respectively. As of December 31, 2022 and 2021, the Company owed the Sponsor $10,000 and zero, respectively, under this agreement.